CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 426,119	$ 60,018	¥ 694,420
Restricted cash and term deposits	14,695	2,070	14,908
Trade receivables	57,219	8,059	36,006
Inventories	118,924	16,750	120,480
Receivables from online payment platforms	23,158	3,262	14,787
Term deposits and short-term investments	900,823	126,878	875,955
Prepayment and other current assets	171,774	24,194	126,889
Total current assets	1,721,924	242,528	1,916,827
Non-current assets:
Long-term investments	261,016	36,763	227,959
Intangible assets	145,253	20,458	169,280
Goodwill	540,693	76,155	540,693
Property and equipment, net	116,782	16,448	116,184
Deferred tax assets	78,034	10,991	64,739
Operating lease right-of-use assets	118,408	16,677	62,898
Other non-current assets	232,455	32,741	99,293
Total non-current assets	1,492,641	210,233	1,281,046
Total assets	3,214,565	452,761	3,197,873
Current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiaries of RMB381,235 and RMB376,261 as of December 31, 2022 and 2023, respectively):
Short-term borrowings	29,825	4,201
Taxes payable	56,894	8,013	74,580
Contract liabilities	103,374	14,560	110,159
Salary and welfare payables	86,290	12,154	72,532
Amounts due to related parties	388	55	5,895
Accrued expenses and other current liabilities	233,913	32,945	224,589
Operating lease liabilities-current	29,739	4,189	50,285
Total current liabilities	540,423	76,117	538,040
Non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiaries of RMB17,880 and RMB46,951 as of December 31, 2022 and 2023, respectively):
Operating lease liabilities-non current	86,210	12,142	20,972
Deferred tax liabilities	25,082	3,533	30,993
Other non-current liabilities	1,536	216
Total non-current liabilities	112,828	15,891	51,965
Total liabilities	653,251	92,008	590,005
Commitments and Contingencies (see Note 21)
Shareholders' equity:
Treasury stock	(358,453)	(50,487)	(232,835)
Additional paid-in capital	3,080,433	433,870	3,043,971
Statutory reserves	33,855	4,768	29,027
Accumulated deficit	(330,166)	(46,503)	(346,618)
Accumulated other comprehensive income	18,185	2,561	4,107
Total So-Young International Inc. shareholders' equity	2,444,129	344,248	2,497,925
Non-controlling interests	117,185	16,505	109,943
Total shareholders' equity	2,561,314	360,753	2,607,868
Total liabilities and shareholders' equity	3,214,565	452,761	3,197,873
Related Party [Member]
Current assets:
Amounts due from related parties	9,212	1,297	33,382
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	238	34	236
Class B Ordinary shares
Shareholders' equity:
Ordinary shares	¥ 37	$ 5	¥ 37